Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 2,633,405	$ (228,183)	$ (270,342)	$ 3,588,300
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	357,425	343,529	458,734	371,603
Amortization	276,004	0	14,013	0
Fair market value adjustment - warrants	(460,289)	(336,971)	(85,325)	(2,747,570)
Exercise and expiration of warrants			(15,145)	(38,993)
Stock-based compensation	224,039	310,719	341,554	657,730
Forgiveness of note to employee			266,282
Gain on disposal of fixed assets				(25,441)
Changes in operating assets and liabilities:
Trade accounts receivable	(2,034,467)	127,128	210,140	(90,942)
Inventory	14,714	(136,068)	(119,733)
Prepaid expenses and other assets	(214,574)	25,411	(36,265)	2,408
Accounts payable	1,309,924	(77,163)	298,918	173,896
Accrued bonus	(193,257)	(156,966)	516,409	(119,841)
Accrued liabilities	135,046	188,010	361,067	(337,354)
Deferred obligation under operating lease	(80,049)	(68,717)	(91,482)	214,578
Net cash provided by (used in) operating activities	1,967,921	(9,271)	1,848,825	1,648,374
Cash flows from investing activities:
Cash paid for acquisition			(4,000,000)
Purchases of property and equipment	(275,649)	(93,455)	(132,854)	(984,697)
Proceeds from sale of equipment				34,786
Net cash used in investing activities	(275,649)	(93,455)	(4,132,854)	(949,911)
Cash flows from financing activities:
Proceeds from notes payable			4,000,000	500,000
Repayment of notes payable	(1,216,928)	(203,169)	(273,175)	(129,930)
Proceeds from initial public offering	13,600,800
Costs related to initial public offering	(2,697,853)
Proceeds from exercise of warrant		225,000	225,000
Issuance of note to employee				(266,282)
Proceeds from exercise of stock options	112,100	77,372	77,372	220
Net cash provided by financing activities	9,798,119	99,203	4,029,197	104,008
Net increase (decrease) in cash and cash equivalents	11,490,391	(3,523)	1,745,168	802,471
Cash, beginning of period	5,335,913	3,590,745	3,590,745	2,788,274
Cash, end of period	16,826,304	3,587,222	5,335,913	3,590,745
Supplemental disclosure of cash flow information
Interest paid	141,505	25,000	39,489	42,692
Income taxes paid			6,171	10,786
Supplemental disclosure of non-cash investing and financing activities:
Accretion of Series E, F, and G preferred redeemable convertible stock to redemption amount	1,356,707	$ 1,612,500	$ 2,157,550	2,144,434
Property and equipment acquired through lease incentives				$ 650,100
Conversion of warrants	249,215
Conversion of preferred stock into common stock	50,432,161
Issuance of warrants to underwriters in connection with initial public offering	$ 126,217